Annual Fund Operating Expenses (Vanguard Municipal Cash Management Fund Institutional)	Vanguard Municipal Cash Management Fund Vanguard Municipal Cash Management Fund - Investor Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.01%